                                                     Exhibit (i)

               MONTHLY CERTIFICATEHOLDERS' STATEMENT
                   DISCOVER CARD MASTER TRUST I
           Series 2003-4, Subseries 1 Monthly Statement

               Class A Certificate CUSIP # 25466KES4
               Class B Certificate CUSIP # 25466KET2

Distribution Date: June 15, 2007               Month Ending: May 31, 2007

Pursuant to the Series Supplement dated as of December 30, 2003, as amended, (the 'Series Supplement') relating to the Amended and Restated Pooling and Servicing Agreement dated as of November 3, 2004, as amended, by and between Discover Bank and U.S. Bank National Association, as Trustee, (the 'Pooling and Servicing Agreement') the Trustee is required to prepare certain information each month regarding current distributions to investors and the performance of the Trust. We have set forth below this information and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. The Pooling and Servicing Agreement was filed by the Trust as Exhibit 4.2 to the Trust's Current Report on Form 8-K filed on October 29, 2004, and the Series
Supplement was filed by the Trust as Exhibit 4.1 to the Trust's Current Report on Form 8-K filed on January 5, 2004 in each case under the file number 000-23108. Capitalized terms used in this report without definition have the meanings given to them in the Pooling and Servicing Agreement and the Series Supplement.


1. Payments to investors in Series 2003-4, Subseries 1 on this Distribution Date
   (per $1000 of Class Initial Investor Interest)

   Series 2003-4, Subseries 1          Total         Interest       Principal

  Class A 31 days at  5.4300000% $4.675833336     $4.675833336      $0.000000000

  Class B 31 days at  5.6500000% $4.865277831     $4.865277831      $0.000000000



  Interest Accrual Period:  from and including May 15, 2007 to but excluding
  June 15, 2007


  LIBOR Determination Date: May 11, 2007




2. Principal Receivables          Beginning               Ending
   for May, 2007                  Principal Balances      Principal Balances
   (a)	Aggregate Investor Interest      $27,647,886,000.00    $26,671,569,000.00

        Seller Interest                  $7,195,815,734.51    $10,181,404,708.10

        Total Master Trust              $34,843,701,734.51    $36,852,973,708.10

   (b)	Group One Investor Interest      $27,647,886,000.00    $26,671,569,000.00

   (c)   Group One Investor Interest for
        Interchange Series              $19,174,745,000.00    $19,174,745,000.00

   (d)   Series 2003-4, Subseries        $1,157,895,000.00     $1,157,895,000.00
   1 Investor Interest



   (e)  Class A Investor Interest
                                         $1,100,000,000.00     $1,100,000,000.00


        Class B Investor Interest
                                            $57,895,000.00        $57,895,000.00


   (f)	Total Master Trust # of Accounts         33,900,078            35,037,145

   (g)	Minimum Principal Receivables Balance at the
        end of the month          (1)                         $28,679,106,451.61

   (h)	Amount by which Master Trust Principal Receivables
        exceed the Minimum Principal Receivables Balance
        at the end of the month                                $8,173,867,256.49
                                        1

3. Allocation of Receivables and other amounts collected during May, 2007



                              Finance Charge       Principal
                                Collections       Collections      Interchange
(a)  Allocation between Investors and Seller:

Aggregate Investor Allocation  $403,704,064.38 $5,547,185,241.98  $57,941,325.89

Seller Allocation              $105,067,415.86 $1,443,702,133.76  $47,347,577.49

(b) Group One Allocation       $403,704,064.38 $5,547,185,241.98  $57,941,325.89

(c) Series 2003-4, Subseries 1  $16,907,493.83   $232,321,169.27           $0.00
Allocation



(d)  Class A Allocation         $16,061,915.63   $220,702,314.45           $0.00



     Class B Allocation            $845,578.20    $11,618,854.82           $0.00



(e) Group One Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                        16.53%               N/A             N/A


(f) Series 2003-4, Subseries 1 Portfolio Yield
   (FCC yield excludes
   principal recoveries, see
   Item 17(b))
                                        16.53%               N/A           0.00%


                                                                  May, 2007

(g)   Principal Collections as a monthly percentage of Master
      Trust Receivables at the beginning of May, 2007                     19.79%

(h)	Finance Charge Collections as a monthly percentage of Master
      Trust Receivables at the beginning of May, 2007                      1.44%

(i)	Total Collections as a monthly percentage of Master
      Trust Receivables at the beginning of May, 2007                     21.24%

(j)	Trust Collections deposited for the month                (2)

                                    Prior Month              May, 2007
                                    $2,166,152,520.29        $1,602,168,344.13

4. Information Concerning the Series Principal Funding Account ("SPFA")

                            Deposits into  Deficit Amount
                            the SPFA on this  on this       Ending
              Beginning     Distribution    Distribution     SPFA     Investment
             SPFA Balance        Date           Date       Balance      Income

Series 2003-4,  $0.00                    $0.00      $0.00       $0.00      $0.00
Subseries 1


5. Information Concerning Amount of Controlled Liquidation Payments

                           Amount Paid on   Deficit Amount on   Total Payments
                                this              this           through this
                         Distribution Date  Distribution Date  Distribution Date
Series 2003-4,                 $0.00              $0.00              $0.00
Subseries 1

                                            2

6. Information Concerning the Series Interest Funding Account ("SIFA")

                                                   Deposits into
                                                    the SIFA on
                                                       this            Ending
                         Beginning     Interest    Distribution         SIFA
                         SIFA Balance  Shortfall        Date          Balance
   Series 2003-4,            $0.00       $0.00   $5,425,091.93             $0.00
   Subseries 1


7. Pool Factors for May, 2007
   Class A                                                            1.00000000

   Class B                                                            1.00000000


8. Investor Charged-Off Amount
                                                            Cumulative  Investor
                                                 May, 2007  Charged-Off Amount

   (a) Group One                           $125,464,805.34                 $0.00

   (b) Series 2003-4, Subseries 1            $5,254,580.30                 $0.00

   (c) Class A                               $4,991,788.04                 $0.00

       Class B                                 $262,792.26                 $0.00

   (d) As an annualized percentage of
       Principal Receivables at the
       beginning of May, 2007                        5.45%                   N/A


9. Investor Losses for May, 2007

                                                          Per $1,000 of Initial
                                               Total    Series Investor Interest
   (a) Group One                                $0.00                      $0.00

   (b) Series 2003-4, Subseries 1               $0.00                      $0.00

   (c) Class A                                  $0.00                      $0.00

       Class B                                  $0.00                      $0.00

10. Reimbursement of Investor Losses for May, 2007

                                                         Per $1,000 of Initial
                                                Total  Series Investor Interest
   (a) Group One                                $0.00                      $0.00

   (b) Series 2003-4, Subseries 1               $0.00                      $0.00

   (c) Class A                                  $0.00                      $0.00

       Class B                                  $0.00                      $0.00
                                        2

11. Aggregate Amount of Unreimbursed Investor Losses for May, 2007

                                                         Per $1,000 of Initial
                                               Total   Series Investor Interest
   (a) Group One                               $0.00                       $0.00

   (b) Series 2003-4, Subseries 1              $0.00                       $0.00

   (c) Class A                                 $0.00                       $0.00

       Class B                                 $0.00                       $0.00

12. Investor Monthly Servicing Fee payable to Discover Bank on this
Distribution Date

   (a) Group One                                                  $46,079,810.00

   (b) Series 2003-4, Subseries 1                                  $1,929,825.00

   (c) Class A                                                     $1,833,333.33

       Class B                                                        $96,491.67

13. Class A Available Subordinated Amount

                                 Prior                  Current
                                 Distribution Date      Distribution Date
   Series 2003-4, Subseries 1, Class B

   (a) Total                         $144,736,875.00         $144,736,875.00

   (b) As a percentage of Class A

       Invested Amount                      13.1579%                13.1579%



14. Total Available Credit Enhancement Amounts
                                             Class B Balance    Class B Balance
                                                on Prior           on Current
                                               Distribution      Distribution
                                                   Date               Date
  (a) Maximum Amount                             $86,842,125.00   $86,842,125.00

  (b) Available Amount                           $86,842,125.00   $86,842,125.00

  (c) Amount of unreimbursed Drawings on
      Credit Enhancement                                                   $0.00

  (d) Credit Enhancement Fee payable to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                              $58,782.60

  (e) Credit Enhancement Fee paid to Discover
      Receivables Financing Corp. related to loan
      provided to fund Credit Enhancement                             $58,782.60


                                            4

15. Delinquency Summary
   Master Trust Receivables Outstanding at the end of
   May, 2007                                                  $37,327,387,468.23

                                                             Perecentage
                         Number of       Delinquent          of Ending
                         Delinquent      Amount              Receivables
    	Payment Status     Accounts       Ending Balance       Outstanding

   	30-59 Days           68,708         $350,566,188.45        0.94%

   	60-89 Days           44,035          $254,661,370.38       0.68%

   	90-119 Days          33,989          $215,434,292.49       0.58%

   	120-149 Days         27,998          $183,925,689.76       0.49%

   	150-179 Days         25,871          $174,404,547.16       0.47%

   	180+ Days            0                        $0.00         0.00%

   	Total                200,601       $1,178,992,088.24       3.16%

                                                       (3)
16. Excess Spread applicable to this Distribution Date

                                                                  Annualized
                                                   Amount         Percentage
                 (4)
   (a) Group One                                  $99,051,909.89           4.30%

   (b) Group One three-month rolling
average
                                                  $98,157,303.39           4.29%

   (c) Series 2003-4, Subseries 1    (5)
                                                  $4,239,214.00            4.39%
   (d) Series 2003-4, Subseries 1
three-month rolling average
                                                  $4,148,337.83            4.30%


17. Investor Principal Charge-Offs on this Distribution Date      (6)

                                                     Amount            Rate
   (a) Gross Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of May, 2007)                     $125,464,805.34         5.45%


   (b) Recoveries(rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of May, 2007)                      $22,740,097.94         0.99%


   (c) Net Charge-offs (rate shown as an
       annualized percentage of Investor
       Principal Receivables at the
       beginning of May, 2007)                     $102,724,707.40         4.46%

                                              5
                              U.S. Bank National Association
                              as Trustee

                           BY:______________________________

                              Vice President


______________________________________
(1) The Discover Card Master Trust I is required to maintain Principal Receivables greater than or equal to the Minimum Principal Receivables Balance. The Minimum Principal Receivables Balance is generally calculated by dividing the Investor Interest by 93%. If the Principal Receivables in the Trust are less than the Minimum Principal Receivables Balance, and Discover Bank fails to assign sufficient Receivables to eliminate the deficiency, then an amortization event would occur.

(2) Only the portion of Trust Collections required to be deposited under the Trust's Required Daily Deposit provisions will typically be deposited in the Trust Collections Account each month, and these required amounts may vary markedly from month to month depending on whether any Investor Certificates are maturing on the following distribution date (in which case additional Principal Collections are retained in such account). Accordingly, the amount deposited in the account is not meaningful as an indicator of Trust performance.

(3) Investors should refer only to the higher of the Group Excess Spread Percentage (Item 16(a)) or the Series Excess Spread Percentage (Item 16(c)) in assessing the current performance of the Trust and the Receivables. An amortization event occurs if the 3-month rolling average Group and Series Excess Spreads are both less than zero. If necessary, the Trust will use funds available from series or subseries with positive Series Excess Spreads to cover expenses (as detailed in note 5 below) for series or subseries, if any, with negative Series Excess Spreads. Funds remaining after reallocation are distributed to Discover Bank for general use in its regular course of business.


(4) Group Excess Spread is the sum of the Series Excess Spreads for each series, including each subseries, in the Group. The Group Excess Spread Percentage is equal to the Group Excess Spread, multiplied by twelve, divided by the Series Investor Interests at the beginning of the period for each series, including each subseries, in the Group.

(5) Series Excess Spread for this Subseries is the difference between (a) the sum of Finance Charge Collections and Investment Income for any Class of this Subseries (see
Item 3(c)), and (b) the sum of (i) the monthly interest for this Subseries (see 'Deposits into the SIFA on this Distribution Date' in Item 6), (ii) the monthly servicing fee for this Subseries (see Item 12(b)), (iii) the Investor Charged-Off Amount (see Item 8(b)), and (iv) the Credit Enhancement Fee (see Item 14(d)), in each case for this Distribution Date. The Series Excess Spread Percentage is equal to the Series Excess Spread, multiplied by twelve, divided by the Series Investor Interest for this Subseries at the beginning of the period.

(6) For purposes of allocations to investors, all recoveries are treated as Finance Charge Collections and are included as such in Item 3 above.

                     MASTER SERVICER'S CERTIFICATE STATEMENT

                          DISCOVER CARD MASTER TRUST I

                  Series 2003-4, Subseries 1 Monthly Statement

                                   CREDIT CARD
                            PASS-THROUGH CERTIFICATES
 	The undersigned, a duly authorized representative of Discover Bank, as Master Servicer pursuant to the Amended and Restated Pooling & Servicing Agreement dated as of November 3, 2004, as amended (the 'Pooling & Servicing Agreement') and the Series Supplement, dated as of December 30, 2003, as amended (the 'Series Supplement') by and between Discover Bank and U.S. Bank National Association, as Trustee, does hereby certify as follows with respect to the Series Supplement for the Discover Card Master Trust I, Series 2003-4, Subseries 1 Master Trust Certificates for the Distribution Date occurring on June 15, 2007:

 1. Discover Bank is Master Servicer under the Pooling and Servicing Agreement.

 2. The undersigned is a Servicing Officer of Discover Bank as
   Master Servicer.

 3. The aggregate amount of Collections processed during
   May, 2007 is equal to                                       $7,499,658,855.98

4. The aggregate amount of Class A Principal Collections
   processed during May, 2007 is equal to                        $220,702,314.45


5. The aggregate amount of Class A Finance Charge Collections
   processed during May, 2007 is equal to                         $16,061,915.63

6. The aggregate amount of Class A Interchange processed
   during May, 2007 is equal to                                            $0.00


7. The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class A Required Amount Shortfall
       is equal to                                                         $0.00

   (b) with respect to the Class A Cumulative Investor
       Charged-Off Amount is equal to                                      $0.00

   (c) with respect to the Class A Investor Interest is equal to           $0.00

8. The sum of all amounts payable to the Class A Certificateholders
   on the current Distribution Date is equal to                    $5,143,416.67


                                   1

9. The aggregate amount of Class B Principal Collections
   processed during May, 2007 is equal to                         $11,618,854.82


10.The aggregate amount of Class B Finance Charge Collections
   processed during May, 2007 is equal to                            $845,578.20

11.The aggregate amount of Class B Interchange processed
   during May, 2007 is equal to                                            $0.00


12.The amount of drawings under the Credit Enhancement required to be made and not immediately reimbursed on the related Drawing Date pursuant to the Series
   Supplement:

   (a) with respect to the Class B Required Amount Shortfall
       is equal to                                                         $0.00

   (b) with respect to the Class B Cumulative Investor
       Charged-Off Amount is equal to                                      $0.00

   (c) with respect to the Class B Investor Interest is equal to           $0.00

13.The sum of all amounts payable to the Class B Certificateholders
   on the current Distribution Date is equal to                      $281,675.26






14. Attached hereto is a true copy of the statement required to be delivered by the Master Servicer on the date of this Certificate to the Trustee pursuant to the section entitled Master Servicer's Monthly Certificate of the Series Supplement.


   IN WITNESS WHEREOF, the undersigned has duly executed and delivered certificate this 15th day of June, 2007.


 Series 2003-4, Subseries 1         DISCOVER BANK
                                    as Master Servicer


                                    By: /S/ Michael F. Rickert
                                    ___________________________________
                                    Vice President, Chief
                                    Financial Officer and
                                    Treasurer


                                   2